Acquisitions - Narrative (Details) - Cognitive Logic Inc. (InfoSum) £ in Millions	Apr. 04, 2025 GBP (£)
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Cash transferred	£ 108.0
Identifiable assets acquired (liabilities assumed)	17.0
Identifiable intangible assets recognised as of acquisition date	32.0
Goodwill recognised as of acquisition date	£ 91.0